Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventories

	December 31, 2013	December 31, 2012
Ore stockpiles	88.0	76.5
Gold in-process	43.1	29.7
Consumable stores	269.9	295.2
Other	1.7	0.7

	402.7	402.1